Development, Commercialization and License Agreement and Services Agreement with Ionis, Services Agreement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Expenses Generated by Transactions with Ionis [Abstract]
Payable balance to Ionis at beginning of the period	$ 24,355
Total amount payable to Ionis at period end	$ 14,365	$ 24,355
Ionis [Member] | Services Agreement [Member]
Services Agreement with Ionis [Abstract]
Term of extension for services agreement	6 months
Operating Expenses Generated by Transactions with Ionis [Abstract]
Services performed by Ionis	$ 9,742	8,599	$ 7,162
Active pharmaceutical ingredient manufactured by Ionis	6,012	12,648	5,620
Sublicensing expenses	48,394	0	0
Out-of-pocket expenses paid by Ionis	37,426	42,367	40,771
Total expenses generated by transactions with Ionis	101,574	63,614	53,553
Payable balance to Ionis at beginning of the period	24,355	9,198	0
Less: amounts contributed by Ionis in the form of capital	0	0	(8,689)
Less: total amounts paid to Ionis during the period	(78,170)	(48,457)	(35,666)
Less: non-cash sublicensing expenses	(33,394)	0	0
Total amount payable to Ionis at period end	$ 14,365	$ 24,355	$ 9,198
Ionis [Member] | Services Agreement [Member] | Maximum [Member]
Services Agreement with Ionis [Abstract]
Payment term after receipt of invoice	30 days